Tax credits and grants receivable (Tables)	12 Months Ended
Nov. 30, 2021
Schedule Of Information About Unused And Unrecorded Non Refundable Federal Tax Credit [Abstract]
Disclosure Details Of Tax Credits Roll Forward

Balance as at November 30, 2019	$-

Tax credits and grants recognized in net loss	749

Effect of change in exchange rates	6

Balance as at November 30, 2020	$755

Tax credits and grants recognized in net loss	602

Tax credits and grants receive d	(922)

Effect of change in exchange rate	6
Balance as at November 30, 2021	$441

Summary of information about unused and unrecorded non refundable federal tax credit

2024	$458

2025	1,365

2026	1,676

2027	2,309

2028	2,561

2029	1,726

2030	855

2031	598

2032	313

2033	207

2039	193

2040	329

204 1	330

$12,920